Right-of-use assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Right-of-use assets
Balance at beginning of the year	$ 2,261,100
Additions	921,498	$ 234,608	$ 852,467
Balance at end of the year	2,414,593	2,261,100
Net book value	44,807
Premises
Right-of-use assets
Balance at beginning of the year	2,057,632
Balance at end of the year	2,401,448	2,057,632
Computer equipment
Right-of-use assets
Balance at beginning of the year	768
Balance at end of the year		768
Rolling stock
Right-of-use assets
Balance at beginning of the year	67,705
Balance at end of the year	13,145	67,705
Boat rental fleet
Right-of-use assets
Balance at beginning of the year	134,995
Balance at end of the year		134,995
Cost
Right-of-use assets
Balance at beginning of the year	3,183,164	3,279,168
Additions	921,498	234,608
Disposals	(216,498)	(371,362)
Transferred to Property and equipment	(44,807)
Currency translation	40,354	40,750
Balance at end of the year	3,883,711	3,183,164	3,279,168
Cost | Premises
Right-of-use assets
Balance at beginning of the year	2,880,039	2,746,118
Additions	921,498	93,565
Currency translation	38,255	40,356
Balance at end of the year	3,839,792	2,880,039	2,746,118
Cost | Computer equipment
Right-of-use assets
Balance at beginning of the year	3,646	3,646
Transferred to Property and equipment	(3,646)
Balance at end of the year		3,646	3,646
Cost | Rolling stock
Right-of-use assets
Balance at beginning of the year	88,020	202,536
Additions		141,043
Disposals	(46,200)	(255,953)
Currency translation	2,099	394
Balance at end of the year	43,919	88,020	202,536
Cost | Boat rental fleet
Right-of-use assets
Balance at beginning of the year	211,459	326,868
Disposals	(170,298)	(115,409)
Transferred to Property and equipment	(41,161)
Balance at end of the year		211,459	326,868
Accumulated depreciation
Right-of-use assets
Balance at beginning of the year	(922,064)	(373,969)
Depreciation	662,081	651,457
Disposals	(115,027)	(103,362)
Balance at end of the year	(1,469,118)	(922,064)	(373,969)
Accumulated depreciation | Premises
Right-of-use assets
Balance at beginning of the year	(822,407)	(334,357)
Depreciation	615,937	488,050
Balance at end of the year	(1,438,344)	(822,407)	(334,357)
Accumulated depreciation | Computer equipment
Right-of-use assets
Balance at beginning of the year	(2,878)	(576)
Depreciation	768	2,302
Disposals	(3,646)
Balance at end of the year		(2,878)	(576)
Accumulated depreciation | Rolling stock
Right-of-use assets
Balance at beginning of the year	(20,315)	(14,949)
Depreciation	23,934	71,488
Disposals	(13,475)	(66,122)
Balance at end of the year	(30,774)	(20,315)	(14,949)
Accumulated depreciation | Boat rental fleet
Right-of-use assets
Balance at beginning of the year	(76,464)	(24,087)
Depreciation	21,442	89,617
Disposals	$ (97,906)	(37,240)
Balance at end of the year		$ (76,464)	$ (24,087)